As filed with the Securities and Exchange Commission on October 1, 2008

Registration No. 33-13954
811-5141

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 73        [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [   ]

Amendment No. 74       [X]

(Check appropriate box or boxes)

Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices)               (Zip Code)

Registrant’s Telephone Number, including Area Code:     (949) 219-6767

Robin S. Yonis
Vice President and General Counsel Fund Advisor
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

     [   ]  immediately upon filing pursuant to paragraph (b)

     [   ]  on (Date) pursuant to paragraph (b)

     [   ]  60 days after filing pursuant to paragraph (a)(1)

     [   ]  on (date) pursuant to paragraph (a)(1)

     [X]  75 days after filing pursuant to paragraph (a)(2)

     [   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT DATED DECEMBER [  ,] 2008
TO THE PROSPECTUS FOR PACIFIC SELECT FUND DATED MAY 1, 2008

This supplement revises the Pacific Select Fund (fund) prospectus dated May 1, 2008 (Prospectus) and restates information contained in the supplement dated October [  ], 2008. The changes within this supplement are currently in effect, except as otherwise noted. This supplement must be preceded or accompanied by the fund Prospectus. Remember to review the Prospectus for other important information.

The Mid-Cap Value, American Funds Asset Allocation and Small Growth Equity Portfolios will commence operations on January 2, 2009. The availability of each portfolio as an investment option within variable life insurance and variable annuity products may vary. See the applicable variable product prospectus, including any supplements thereto, for availability.

Effective February 1, 2009, Western Asset Management Company and certain of its affiliated companies (collectively, Western Asset) will become the portfolio manager of the Diversified Bond Portfolio, and all information and references in the Prospectus pertaining to J.P. Morgan Investment Management, Inc. (JP Morgan) with respect to the Diversified Bond Portfolio are deleted.

Reference to the fund’s 33 portfolios throughout the Prospectus is changed to 36 portfolios.

PORTFOLIOS AT A GLANCE

The table beginning on page 4 of the Prospectus is amended to reflect the addition of the three new portfolios as follows:

PORTFOLIO AND MANAGER	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	THE PORTFOLIO’S MAIN RISKS AND SPECIAL CONSIDERATIONS

Mid-Cap Value Portfolio BlackRock Capital	Long-term capital appreciation.	Equity securities of mid- capitalization companies.	Price volatility; equity initial public offering (IPO); derivatives and synthetics; and securities lending.

American Funds Asset Allocation Portfolio Capital Research (adviser to the Master Asset Allocation Fund)	High total return. (Preservation of capital over the long-term is of secondary importance.)	A master fund that invests in equity and fixed income securities of both U.S. and non-U.S. companies and in money market instruments.	Price volatility; foreign
investments and currency; interest
rate; credit, including in particular,
high yield (junk) bonds and other
investment structures; inflation rate; liquidity; and derivatives and synthetics.

Small Growth Equity Portfolio Lord Abbett	Long-term growth of capital.	Equity securities of small-capitalization companies with above-average, long-term growth potential.	Price volatility; liquidity; derivatives and synthetics; and securities lending.

The first paragraph of narrative disclosure (below the table) that begins on page 8 of the Prospectus is deleted and replaced with the following:

Each portfolio is subject to regulation under the Investment Company Act of 1940, as amended (1940 Act) and is classified as diversified under the 1940 Act, unless otherwise noted. Although some of the portfolios may have names or investment objectives that resemble other mutual funds managed by the same manager, they may not have the same underlying holdings or performance as those other mutual funds. Except for the Long/Short Large-Cap Portfolio, International Small-Cap Portfolio, Mid-Cap Value Portfolio, American Funds Asset Allocation Portfolio, American Funds Growth-Income Portfolio, American Funds Growth Portfolio, Floating Rate Loan Portfolio, Small Growth Equity Portfolio and Diversified Bond Portfolio, a portfolio’s stated investment goal cannot be changed without the approval of shareholders. The Pacific Select Fund (fund) Board of Trustees (board) may change investment policies of the portfolios without shareholder approval.

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FEES AND EXPENSES

The table below shows the advisory fee, service fee and fund expenses of each new portfolio as an annual percentage of each portfolio’s average daily net assets. However, it does not reflect expenses and charges that are, or may be imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy.

							Master fund	Total
	Effective				Less		advisory	master &
	advisory	Service		Total	advisory	Total net	fee & other	feeder
Portfolio[1,2]	fee	fee	Other expenses[3]	expenses	fee waiver	expenses	expenses	expenses
Mid-Cap Value	0.68	0.20	0.02	0.90		0.90
American Funds Asset Allocation[4,5]	0.75	0.20	0.02	0.97	(0.34)	0.63	0.31	0.94
Small Growth Equity	0.84	0.20	0.03	1.07		1.07

[1]	The fund has entered into an arrangement with its custodian and securities lending agent whereby credits are realized as a result of uninvested cash balances, and cash is received to offset custodial transaction fees associated with securities lending. Such credits are not reflected in the table above.

[2]	The advisory fee schedule, including breakpoints, for each portfolio is as follows: 0.70% of first $1 billion, 0.65% of next $1 billion and 0.60% on excess for Mid-Cap Value Portfolio; 0.75% of first $1 billion, 0.72% of next $1 billion, 0.69% of next $2 billion and 0.67% on excess for the American Funds Asset Allocation Portfolio; and 0.95% of the first $100 million, 0.80% of the next $150 million and 0.75% on excess for the Small Growth Equity Portfolio.

[3]	Expenses for the above portfolios are estimated based on each portfolio’s projected average net assets for 2009. No actual advisory fees, service fees, or expenses were paid by these portfolios because they did not commence operations until January 2, 2009. “Other expenses” do not include offering and organizational expenses. If such expenses were included, the “Other expenses” would have been 0.03% for the Mid-Cap Value Portfolio and 0.05% for the American Funds Asset Allocation and Small Growth Equity Portfolios, respectively.

[4]	PLFA has agreed to waive a portion of its advisory fees for American Funds Asset Allocation Portfolio so that its total net annual investment advisory fee does not exceed 0.41% until the earlier of April 30, 2010 or such time as the portfolio no longer invests substantially all of its assets in the Master Asset Allocation Fund (Master Fund). There is no guarantee that PLFA will continue to cap the advisory fee after that date.

[5]	The Master Fund pays to Capital Research a net management fee equal to an annual rate of 0.27% (0.30% before waiver) of the Master Fund’s average daily net assets and bears other expenses equal to an annual rate of 0.01% of the American Funds Asset Allocation Portfolio’s average daily net assets based on the most recently completed fiscal year. Because the American Funds Asset Allocation Portfolio invests all of its assets in the Master Fund, it will bear its fees and expenses and the proportionate share of fees and expenses of the Master Fund in which it invests. The amounts shown under “Master fund advisory fee & other expenses” include the advisory fee (before non-contractual fee waiver). The fee table and the example provided have been adjusted to reflect the estimated expenses of the American Funds Asset Allocation Portfolio and the Master Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolios with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that each of the portfolio’s annual operating expenses remains as stated in the previous table throughout the periods presented, except for the American Funds Asset Allocation Portfolio (see footnote 2). Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

	Your expenses (in dollars) if you sell your shares at the
	end of each period
Portfolio	1 year	3 years
Mid-Cap Value[1]	92	287
American Funds Asset Allocation[1,2]	96	372
Small Growth Equity[1]	109	340

[1]	The Mid-Cap Value, American Funds Asset Allocation and Small Growth Equity Portfolios commenced operations on January 2, 2009. The offering costs of these portfolios will be fully amortized by the end of the first year of operations. Only 1-year and 3-year examples are shown for each portfolio since these portfolios are new and the expenses have been estimated. Because expenses are estimated, examples are not shown beyond year three. However, the portfolios will continue to have expenses beyond year three.

[2]	The estimated total expenses for the American Funds Asset Allocation reflects the expenses of the portfolio and Master Fund. PLFA has agreed to waive a portion of its advisory fees for the portfolio so that its total net annual investment advisory fee does not exceed 0.41% for the portfolios until the earlier to occur of April 30, 2010 or such time as the portfolio no longer invests substantially all of its assets in the Master Fund. There is no guarantee that PLFA will continue to cap the advisory fee after that date. Projected expenses beyond April 30, 2010 do not reflect this expense cap.

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ABOUT THE PORTFOLIOS

The following amends information in the Main Investments subsections of the Prospectus for International Small-Cap and Large-Cap Growth Portfolios, respectively:

International Small-Cap Portfolio — the last sentence of the first paragraph on page 16 of the Prospectus is replaced with the following:

The portfolio normally holds in excess of 100 companies and generally expects to invest in about the same number of non-U.S. countries as its benchmark index.

Large-Cap Growth Portfolio — the fourth sentence of the first paragraph on page 38 of the Prospectus is deleted and replaced with the following:

The portfolio manager will look for companies that it believes have the potential for above-average earnings growth rate relative to other large-capitalization growth companies and appear to be undervalued relative to future growth prospects. The portfolio normally concentrates its investments in 40-60 stocks.

The following information regarding the three new portfolios is added to the Prospectus:

MID-CAP VALUE PORTFOLIO

This portfolio is not available for Pacific Corinthian variable annuity contracts and Pacific Select variable life insurance policies.

Investment goal — seeks long-term capital appreciation.

Main investments — invests at least 80% of its assets in equity securities of mid-capitalization companies. The manager generally defines mid-capitalization companies as those within the capitalization range of the Russell Midcap Value Index. As of September 30, 2008, the market capitalization range for the Russell Midcap Value Index was approximately [     ] to [     ]. The portfolio primarily invests in common stock but can also invest in preferred stock and securities convertible into preferred and common stock. The portfolio may purchase securities offered in initial public offerings (IPOs).

In selecting securities, the manager initially screens for stocks from the universe of U.S. mid-capitalization companies that it believes are undervalued. The manager then uses a fundamental analysis to examine each company for financial strength before deciding to purchase a stock. The manager generally sells stocks that the manager believes have either become fully valued, or when in the manager’s opinion, conditions change such that the risk of continuing to hold the stock is unacceptable when compared to its growth potential.

The manager may use derivatives (such as options and futures contracts) to hedge against market declines or to otherwise help achieve the portfolio’s investment goal. The portfolio may also engage in active securities lending.

Risks — may be affected by the following risks, among others:

•	price volatility
•	equity IPO
•	derivatives and synthetics
•	securities lending

Please refer to Risks and risk definitions beginning on page 58 of the Prospectus for additional information.

Portfolio performance — This portfolio has no historical performance to report because it commenced operations on January 2, 2009. For information on how BlackRock Capital Management Inc. has managed substantially similar accounts, see Performance of comparable accounts in this supplement.

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AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO

This portfolio is not available for Pacific Corinthian variable annuity contracts and Pacific Select variable life insurance policies.

Investment goal — seeks high total returns; preservation of capital over the long-term is of secondary importance.

Main investments — invests all of its assets in Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Asset Allocation Fund, together with the Master Growth-Income and Master Growth Funds, the Master Funds). In turn, the Master Asset Allocation Fund seeks to provide high total returns by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The Master Asset Allocation Fund is designed for investors seeking above-average total returns.

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal conditions, the manager expects, but is not required, to maintain an investment mix within the following ranges: 40% - 80% in equity securities, 20% - 50% in debt securities and 0% - 40% in money market instruments. The proportion of equity and debt securities and money market instruments held by the Master Asset Allocation Fund will vary with market conditions and the manager’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index. The Master Asset Allocation Fund may also invest up to 25% of its assets in debt securities rated below investment grade. These securities are commonly referred to as high-yield (junk) bonds.

Risks — Through its investment in the Master Asset Allocation Fund, the American Funds Asset Allocation Portfolio may be affected by the following risks, among others:

•	price volatility
•	foreign investments and currency
•	interest rate
•	credit, including in particular, high yield (junk) bonds and other investment structures
•	inflation rate
•	liquidity
•	derivatives and synthetics

Special Considerations — master/feeder mutual fund structure.
Please refer to Risks and special considerations on page 58 of the Prospectus for additional information. Additional investment policies and risks of the Master Asset Allocation Fund are set forth in the prospectus and statement of additional information of the Master Asset Allocation Fund. The statement of additional information for the Master Asset Allocation Fund is available upon request.

Portfolio performance — This portfolio has no historical performance to report because it commenced operations on January 2, 2009. For information on how Capital Research and Management Company has managed the Master Asset Allocation Fund, see the Master Funds prospectus.

The American Funds Asset Allocation Portfolio may hereinafter be referred to as a “Feeder Portfolio” or collectively with American Funds Growth-Income Portfolio and American Funds Growth Portfolio as the “Feeder Portfolios.” Pacific Life Fund Advisors LLC (PLFA) is considered adviser to the Feeder Portfolio.

SMALL GROWTH EQUITY PORTFOLIO

This portfolio is not available for Pacific Corinthian variable annuity contracts and Pacific Select variable life insurance policies.

Investment goal — seeks long-term growth of capital.

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Main investments — invests at least 80% of its assets in equity securities of small-capitalization companies. The manager generally defines small-capitalization companies as those within the capitalization range of the Russell 2000 Index. As of September 30, 2008, the market capitalization range for the Russell 2000 Index was approximately [     ] to [     ]. The portfolio primarily invests in small-capitalization stocks from a broad range of industries and economic sectors that the manager believes have above-average, long-term growth potential. The equity securities in which the manager may invest include common stocks, preferred stocks, convertible securities, warrants, and similar investments.

In selecting securities, the manager employs a bottom-up investment research approach that focuses on investment fundamentals of companies, rather than reacting to stock market events. In utilizing this approach, the manager performs in-depth analysis of a company’s financial statements, business strategy, management competence and overall industry trends, among other factors.

The manager may use derivatives (such as options and futures contracts) for hedging purposes, as a substitute for securities, to increase returns, or to otherwise help achieve the portfolio’s investment goal. The portfolio may also engage in active securities lending.

Risks — may be affected by the following risks, among others:

•	price volatility
•	liquidity
•	derivatives and synthetics
•	securities lending

Please refer to Risks and risk definitions beginning on page 58 of the Prospectus for additional information.

Portfolio performance — This portfolio has no historical performance to report because it commenced operations on January 2, 2009. For information on how Lord, Abbett & Co. LLC has managed substantially similar accounts, see Performance of comparable accounts in this supplement.

Information regarding the Diversified Bond Portfolio beginning on page 30 of the Prospectus (other than the Portfolio performance subsection) is deleted and replaced with the following:

DIVERSIFIED BOND PORTFOLIO

This portfolio is not available for Pacific Corinthian variable annuity contracts and Pacific Select variable life insurance policies.

Investment goal — seeks to maximize total return consistent with prudent investment management.

Main investments — invests at least 80% of its assets in fixed income securities. Such investments include U.S. government and agency securities; corporate bonds and notes including zero coupon and payment-in-kind (PIK) securities; convertible securities; inflation indexed securities; asset-backed and mortgage-backed securities; municipal securities; variable and floating rate debt securities; commercial paper and other short term investments; structured notes; loan participations and assignments; bank obligations; repurchase and reverse repurchase agreements.

The portfolio may invest up to 30% of its total assets in securities that are rated below investment grade or of comparable quality as determined by the manager. However, the manager may continue to hold securities which have been downgraded which may cause the portfolio to exceed that limit. The portfolio may also invest up to 25% of its total assets in securities (equity and debt) issued by foreign companies, and obligations of foreign governments, agencies and supranational organizations. In addition, the portfolio may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

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When selecting securities the manager employs a team-oriented investment process which considers sector allocation, issue selection, duration exposure, term structure weighting and country/currency allocations. The manager then seeks sectors within the market which provide relative opportunities for outperformance.

In selecting issuers, the manager uses a bottom-up process which seeks to find undervalued securities. The manager assesses relevant credit characteristics at the issuer and industry levels. In assessing these characteristics, the manager may consider earnings and cash flow projections and/or credit scenario analyses, and often meets with management of specific issuers.

The manager seeks to maintain an average duration for the portfolio within a range of 30% of the duration of the domestic bond market as a whole as measured by the manager. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market (or nominal) interest rates. Generally, the manager expects the portfolio’s average duration to be within a range of 2.5 to 7 years of the duration of the portfolio’s benchmark index. The portfolio’s average duration may fall outside of its expected range due to market movements. If this occurs, the manager will take action to bring the portfolio’s average duration back within the expected range within a reasonable period of time. In determining the duration, the manager considers domestic and international macroeconomic factors including the yield curve, inflation expectations, the general outlook for global interest rates, currencies, and monetary and fiscal policy.

The manager may use derivatives (such as options and futures contracts) for hedging purposes, for duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the portfolio’s investment goal. The portfolio may also engage in active securities lending.

Risks — may be affected by the following risks, among others:

•	interest rate
•	credit, including in particular, high yield (junk) bonds and other investment structures
•	mortgage-related securities
•	inflation rate
•	price volatility
•	foreign investments and currency
•	emerging countries
•	liquidity
•	derivatives and synthetics
•	securities lending

Please refer to Risks and risk definitions beginning on page 58 of the Prospectus for additional information.

For information on how Western Asset Management Company has managed substantially similar accounts, see Performance of comparable accounts in this supplement.

RISKS AND SPECIAL CONSIDERATIONS

The Risks and risk definitions section is amended as follows:

In the Portfolio managers’ investment techniques and strategies are discretionary subsection beginning on page 58 of the Prospectus, the following are added:

It is expected that the turnover for the Mid-Cap Value and Small Growth Equity Portfolios will exceed 100%.

The American Funds Asset Allocation Portfolio will not engage in securities lending.

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In the interest rate risk subsection on page 61 of the Prospectus, the first paragraph is deleted and replaced with the following:

interest rate risk — the value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. The Floating Rate Loan Portfolio’s exposure to interest rate fluctuations is relatively less with respect to floating or adjustable rate securities (such as most loans) and will generally be limited to the period of time until the interest rate on the security is reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.

In the credit risk subsection beginning on page 61 of the Prospectus, the first paragraph is deleted and replaced with the following first paragraph, and the second paragraph below is added:

credit risk — a fixed income security’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. Not all U.S. government securities are backed or guaranteed by the U.S. government. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt, and are subject to the risk of default. Even though certain securities (such as loans) may be collateralized, there is no assurance that the liquidation of any collateral would satisfy interest and/or principal payments due to the portfolio on such securities, or that such collateral could be easily liquidated in the event of a default. Such collateral may be difficult to identify and/or value, and if the value of the underlying collateral depreciates, recovery upon default may be difficult to realize.

loan participation and assignment risk — acquiring interests in senior loans that are designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations, involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. A portfolio’s investment in loans may take the form of a participation or an assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. A portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a portfolio assumes the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When a portfolio is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. For example, if a loan is foreclosed, a portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

In the derivatives and synthetics risk subsection on page 62 of the Prospectus, the second paragraph is deleted and replaced with the following:

leverage risk — the use of derivatives may also create leverage risk. Leverage could magnify a portfolio’s gains or losses and therefore increase its volatility. The manager will segregate liquid assets or otherwise cover transactions that may give rise to leverage risk. This requirement limits the amount of leverage a portfolio may have at any one time, but it does not eliminate leverage risk. All of these investments, including repurchase agreements, are particularly sensitive to counterparty risk. Derivatives also involve credit and market risk, the risk of more subjective, improper or imprecise valuation and the risk of ambiguous documentation. The portfolio could lose more than the principal amount invested in a derivative instrument.

7

In the short sale risk subsection on page 64 of the Prospectus, the second and third paragraphs are deleted and replaced with the following:

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to borrow a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to the limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons.

Leverage risk — when a portfolio manager invests the proceeds received from selling securities short in, or borrows money to invest in, additional securities (long positions), the portfolio will become leveraged. The use of leverage may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and therefore, increase a portfolio’s volatility. There is no guarantee that a portfolio will use leverage, or when it does, that the portfolio’s leveraging strategy will be successful. A portfolio cannot guarantee that the use of leverage will produce a higher return on an investment. The manager will segregate liquid assets or otherwise cover transactions that may give rise to short sale risk. This requirement limits the amount of leverage a portfolio may have at any one time, but it does not eliminate leverage risk.

OTHER FUND INFORMATION

Policy regarding frequent trading subsection — number 4 in the second paragraph is revised to add American Funds Asset Allocation Portfolio to the policy on limitations on transfers on page 66 of the Prospectus.

How share prices are calculated subsection — the first sentence of the last paragraph regarding the determination of Net Asset Value (NAV) on page 68 of the Prospectus is revised to add the American Funds Asset Allocation Portfolio.

Tax matters subsection — the second paragraph on page 70 of the Prospectus is revised to add American Funds Asset Allocation Portfolio as a portfolio that complies with the diversification regulations under 817(h) of the Code.

ABOUT THE PORTFOLIO MANAGERS

The second paragraph on page 70 of the Prospectus is deleted and replaced with the following:

In its role as investment adviser, PLFA, subject to the review of the fund’s board, supervises the management of all of the fund’s portfolios. PLFA also does business under the name “Pacific Asset Management” (PAM) and manages the Money Money Market and High Yield Bond Portfolios under the PAM name. For the other portfolios, with the exception of the American Funds Asset Allocation Portfolio, American Funds Growth-Income Portfolio and the American Funds Growth Portfolio, PLFA has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. The American Funds Asset Allocation Portfolio, American Funds Growth-Income Portfolio and the American Funds Growth Portfolio each invests all of their assets in a master fund; therefore, PLFA has not retained other portfolio managers to manage the assets of these portfolios (Feeder Portfolios). PLFA is considered the adviser to the Feeder Portfolios and oversees the manager’s performance of the Master Funds. Information about the management of the Master Funds is noted below. PLFA may in the future determine to invest the assets of the Feeder Portfolios in other Master Funds, manage the assets of the Feeder Portfolios directly, or hire sub-advisers to manage the assets of the Feeder Portfolios, without seeking shareholder approval.

The following is added to the end of the last paragraph of the Prospectus on page 71:

Also, with respect to the team members listed for the Feeder Portfolios (as defined previously in this supplement), the American Funds Insurance Series’ statement of additional information provides additional information about compensation, other accounts managed and ownership of securities of each of the Master Funds.

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Information below is added to the Prospectus regarding the three new portfolios:

BlackRock Capital Management, Inc.
100 Bellevue Parkway, Wilmington, Delaware 19809
BlackRock Capital Management, Inc. (BlackRock Capital) is a registered investment adviser organized in Delaware and is an indirect, wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BlackRock Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. As of September 30, 2008, BlackRock Capital’s total assets under management including its affiliates were approximately $[     ].

MID-CAP VALUE PORTFOLIO Anthony F. Forcione, CFA (Since inception/2009)
Director, portfolio manager, and member of BlackRock Capital’s small and mid-capitalization value equity team. Mr. Forcione is lead manager for BlackRock Capital’s mid-capitalization value portfolios. Prior to joining BlackRock Capital in 2005, Mr. Forcione was a vice president and portfolio manager with State Street Research & Management Company (SSR) from 2003 to 2005 and joined SSR in 1992. He has over 16 years of investment experience and a BS from Boston College.

Wayne J. Archambo, CFA (Since inception/2009)	Managing director and portfolio manager since 2002, and member of BlackRock Capital’s small and mid-capitalization value equity team. Mr. Archambo has primary responsibility for managing client portfolios within strategy and client investment guidelines.

Capital Research and Management Company

AMERICAN FUNDS ASSET ALLOCATION MASTER FUND Alan N. Berro (Since inception/2009)

Senior vice president of Capital World Investors. Mr. Berro has been employed by Capital Research or its affiliates for over 17 years and has over 23 years of investment experience, 9 of which have been as a portfolio counselor for the Asset Allocation Fund. He has a BA from UCLA and an MBA from Harvard University Graduate School of Business Administration.

Michael T. Kerr (Since inception/2009)	Senior vice president of Capital World Investors. Mr. Kerr has been employed by Capital Research or its affiliates for over 23 years, has over 25 years of investment experience, and has been a portfolio counselor for over 7 years. He has a BA from Harvard University and an MBA from Harvard University Graduate School of Business Administration.

James R. Mulally (Since inception/2009)	Senior vice president in the fixed income area of Capital Research. Mr. Mulally has been employed by Capital Research or its affiliates for over 28 years, has over 33 years of investment experience, and has been a portfolio counselor for over 5 years. He has a BA from Dartmouth College and an MBA from Columbia University Graduate School of Business.

Susan M. Tolson (Since inception/2009)	Senior vice president in the fixed income area of Capital Research. Ms. Tolson has been employed by Capital Research or its affiliates for over 18 years and has 20 years of investment management, 9 of which have been as a portfolio counselor for the Asset Allocation Fund. She has a BA from Smith College and an MBA from Harvard University Graduate School of Business Administration.

Lord, Abbett & Co. LLC
90 Hudson Street, Jersey City, New Jersey 07302-3973
Founded in 1929, Lord, Abbett & Co. LLC (Lord Abbett) is a privately owned firm structured as a limited liability company. Money management is the firm’s sole business. As of September 30, 2008, Lord Abbett’s total assets under management including its affiliates were approximately $[     ].

SMALL GROWTH EQUITY PORTFOLIO F. Thomas O’Halloran, CFA (Since inception/2009)
Partner, director and portfolio manager of Lord Abbett since 2001. Mr. O’Halloran and is responsible for Lord Abbett’s small-capitalization growth strategy. Mr. O’Halloran has over 21 years of investment experience, a BA from Bowdoin College, a JD from Boston College Law School, and an MBA from Columbia University Business School.

9

The information on page 79 of the Prospectus regarding Nikolaos D. Monoyios for the Main Street Core® Portfolio is deleted and replaced with the following individuals:

Oppenheimer Funds, Inc.
MAIN STREET® CORE PORTFOLIO
Mark Zavanelli, CFA (Since 2008)	Vice president of Oppenheimer since 2000 and portfolio manager of Oppenheimer since 1999. Mr. Zavanelli has over 9 years of investment experience and a BS from The Wharton School at The University of Pennsylvania.

Wentong Alex Zhou, CFA (Since 2008)	Assistant vice president of Oppenheimer since 2001 and portfolio manager of Oppenheimer since 2007. Mr. Zhou has over 8 years of investment experience, a BS from Beijing University, an MBA from University of Chicago Graduate School of Business, and a PhD from Northwestern University.

The information regarding the Diversified Bond Portfolio under J.P. Morgan Investment Management, Inc. on page 76 of the Prospectus is deleted in its entirety, and the following information regarding Western Asset is added to page 81:

Western Asset Management Company
385 East Colorado Boulevard, Pasadena, California 91101

Western Asset Management Company (WAMCO) is the primary manager for the Diversified Bond Portfolio and operates from offices in California and New York. Portfolio management services are also provided by Western Asset Management Company Ltd. (Japan), Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Limited (United Kingdom) (together with WAMCO, these firms are collectively “Western Asset”), and each is a registered investment adviser, and a wholly-owned subsidiary of Legg Mason, Inc. Western Asset, together with other affiliated investment advisory entities around the world, provide global asset management. As of September 30, 2008, Western Asset together with its other affiliated investment advisory entities had total assets under management of approximately $[ ].

Western Asset
DIVERSIFIED BOND PORTFOLIO
Michael C. Buchanan, CFA (Since 2009)	Portfolio manager of Western Asset since 2005. Prior to joining Western Asset, Mr. Buchanan was managing director and head of U.S. credit products at Credit Suisse Asset Management from 2003 to 2005. He has over 18 years of investment experience and a BA from Brown University.

Carl L. Eichstaedt, CFA (Since 2009)	Portfolio manager of Western Asset since 1994. Mr. Eichstaedt has over 22 years of investment experience, a BS from University of Illinois and an MBA from Kellogg Graduate School of Management at Northwestern University.

Keith J. Gardner (Since 2009)	Portfolio manager of Western Asset since 1994. Mr. Gardner has over 25 years of investment experience and a BS from State University of New York at Binghamton.

S. Kenneth Leech (Since 2009)	Chief investment officer of Western Asset since 1990. Mr. Leech has over 32 years of investment experience. He has a BA, a BS and an MBA from The Wharton School at The University of Pennsylvania.

Mark S. Lindbloom (Since 2009)	Portfolio manager of Western Asset since 2005. Prior to joining Western Asset, Mr. Lindbloom was a portfolio manager at Citigroup Asset Management from 1986 to 2005. He has over 30 years of investment experience, a BS from Rider University and an MBA from Pace University.

Edward A. Moody (Since 2009)	Portfolio manager of Western Asset since 1985. Mr. Moody has over 32 years of investment experience.

Detlev S. Schlichter (Since 2009)	Portfolio manager of Western Asset since 2001. Mr. Schlichter has over 18 years of investment experience and a Diplomokonom (BA) from University of Bochum.

Stephen A. Walsh (Since 2009)	Deputy chief investment officer of Western Asset since 1991. Mr. Walsh has over 27 years of investment experience and a BS from University of Colorado at Boulder.

10

PERFORMANCE OF COMPARABLE ACCOUNTS

The following comparable account presentations are added to the Prospectus as follows:

BLACKROCK CAPITAL MANAGEMENT, INC.

The chart below does not show you the performance of the Mid-Cap Value Portfolio — it shows the performance of similar accounts managed by BlackRock Capital.

This portfolio has no historical performance to report because it started on January 2, 2009. The chart shows the historical performance of a composite of accounts managed by BlackRock Capital (the Composite), which has investment objectives, policies and strategies that are substantially similar to those of the Mid-Cap Value Portfolio. As of June 30, 2008, the Composite consisted of 1 mutual fund, 1 portion of a mutual fund, 1 separate account and 2 portions of a separate account.

The performance shows the historical track record of the manager and is not intended to imply how the Mid-Cap Value Portfolio will perform. Total returns represent past performance of the Composite and not the Mid-Cap Value Portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Annual total returns

	Composite of Comparable	Russell Midcap Value
Year/Period	Accounts (%) [1]	Index (%) [2]

2008 (non-annualized through June 30, 2008)	[ ]	(8.58)
2007	[ ]	(1.42)
2006	[ ]	20.22
2005	[ ]	12.65
2004	[ ]	23.71
2003 [3]	[ ]	43.90
Average annual total returns for the periods ending June 30, 2008

1 year	[ ]	(17.09)
5 years	[ ]	13.00
Since inception [3]	[ ]	15.93

[1]	This column shows performance of the Composite after the deduction of: (i) actual advisory fees and other expenses normally charged to mutual funds (net of any waivers or reimbursements); (ii) highest advisory fees charged for all other advisory accounts from gross performance; and (iii) reflects transaction costs for all accounts in the Composite. Non-mutual fund accounts do not reflect deductions for custody and other expenses normally paid by mutual funds. If such expenses were included, returns would be lower. The Mid-Cap Value Portfolio’s fees and expenses may be higher than those reflected in this Composite, which would reduce performance. Accounts in the Composite other than the mutual funds were not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the IRC, which, if imposed, could have adversely affected performance.

[2]	The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Results include reinvested dividends.

[3]	The inception date of the Composite was March 31, 2003. Total returns and expenses are not annualized for periods less than one year.

11

LORD, ABBETT & CO. LLC

The chart below does not show you the performance of the Small Growth Equity Portfolio — it shows the performance of similar accounts managed by Lord Abbett.

This portfolio has no historical performance to report because it started on January 2, 2009. The chart shows the historical performance of a composite of accounts managed by Lord Abbett (the Composite), which has investment objectives, policies and strategies that are substantially similar to those of the Small Growth Equity Portfolio. As of June 30, 2008, the Composite consisted of 1 mutual fund and 6 other advisory accounts.

The performance shows the historical track record of the manager and is not intended to imply how the Small Growth Equity Portfolio will perform. Total returns represent past performance of the Composite and not the Small Growth Equity Portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Annual total returns

	Composite of Comparable	Russell 2000 Growth
Year	Accounts (%) [1]	Index (%) [2]

2008 (non-annualized through June 30, 2008)	(16.60)	(8.93)
2007	35.97	7.05
2006	12.63	13.35
2005	11.96	4.15
2004	5.63	14.32
2003	37.94	48.54
2002	(28.73)	(30.27)
2001	0.06	(9.23)
2000	(15.34)	(22.43)
1999	18.10	43.09
1998	5.33	1.23
Average annual total returns for the periods ending June 30, 2008
1 year	(4.65)	(10.83)
5 years	12.37	10.37
10 years	3.75	2.80

[1]	This column shows performance of the Composite after the deduction of: (i) actual advisory fees and other expenses normally charged to the mutual funds (net of any waivers or reimbursements); (ii) highest advisory fees charged for all other advisory accounts from gross performance; and (iii) reflects transaction costs for all accounts in the Composite. Non-mutual fund accounts do not reflect deductions for custody and other expenses normally paid by mutual funds. If such expenses were included, returns would be lower. The Small Growth Equity Portfolio’s fees and expenses may be higher than those reflected in this Composite, which would reduce performance. Accounts in the Composite other than the mutual fund were not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the IRC, which, if imposed, could have adversely affected performance.

[2]	The Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Results include reinvested dividends.

12

WESTERN ASSET MANAGEMENT COMPANY

The chart below does not show you the performance of the Diversified Bond Portfolio — it shows the performance of similar accounts managed by Western Asset Management Company.

The chart shows the historical performance of a composite of accounts managed by Western Asset Management Company (the Composite), which has investment objectives, policies and strategies that are substantially similar to those of the Diversified Bond Portfolio. As of June 30, 2008, the Composite consisted of 5 U.S. mutual funds and 2 non-U.S. mutual funds, 2 limited liability company (LLC) commingled vehicles, 1 collective trust and 171 separately advised accounts.

The performance shows the historical track record of the manager and is not intended to imply how the Diversified Bond Portfolio will perform. Total returns represent past performance of the Composite and not the Diversified Bond Portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

Annual total returns

		Lehman Brothers
	Composite of Comparable	Aggregate Bond
Year/Period	Accounts (%) [1]	Index (%) [2]

2008 (non-annualized through June 30, 2008)	(2.54)	1.13
2007	3.32	6.97
2006	5.88	4.33
2005	2.80	2.43
2004	6.98	4.34
2003	9.45	4.10
2002	9.55	10.27
2001	9.58	8.42
2000	11.68	11.63
1999	(0.17)	(0.83)
1998	8.67	8.67
Average annual total returns for the periods ending June 30, 2008
1 year	0.39	7.12
5 years	3.61	3.85
10 years	5.99	5.68

[1]	This column shows performance of the Composite after the deduction of: (i) actual advisory fees and other expenses normally charged to the mutual funds including non-U.S. mutual funds (net of any waivers or reimbursements); (ii) highest advisory fees charged for all other advisory accounts from gross performance; and (iii) reflects transaction costs for all accounts in the Composite. Non-mutual fund accounts do not reflect deductions for custody and other expenses normally paid by mutual funds. If such expenses were included, returns would be lower. The Diversified Bond Portfolio’s fees and expenses may be higher than those reflected in this Composite, which would reduce performance. Accounts in the Composite other than the U.S. mutual funds were not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the IRC, which, if imposed, could have adversely affected performance.

[2]	The Lehman Brothers Aggregate Bond Index is a index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index, including fixed income securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $100 million. The total return is equal to the change in price plus the coupon return.

FINANCIAL HIGHLIGHTS

The first paragraph on page 86 of the Prospectus is amended to add Mid-Cap Value, American Funds Asset Allocation and Small Growth Equity Portfolios as portfolios that commenced operations on January 2, 2009; therefore, no financial highlights are available for these portfolios.

13

SUPPLEMENT DATED [DECEMBER      ], 2008 TO THE
PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008

This supplement revises the Pacific Select Fund (“Fund”) Statement of Additional Information dated May 1, 2008 (“SAI”) and restates information contained in the supplement dated October [  ], 2008. The changes within this supplement are currently in effect, except as otherwise noted. This supplement must be preceded or accompanied by the Fund’s SAI. Remember to review the SAI for other important information.

The Mid-Cap Value, American Funds Asset Allocation and Small Growth Equity Portfolios will commence operations on January 2, 2009. The availability of each portfolio as an investment option within variable life insurance and variable annuity products may vary. See the applicable variable product prospectus for availability.

Effective February 1, 2009, Western Asset Management Company and certain of its affiliated companies (collectively “Western Asset”) will become the portfolio manager of the Diversified Bond Portfolio, and all information and references pertaining to J.P. Morgan Investment Management, Inc. (“JP Morgan”) with respect to the Diversified Bond Portfolio are deleted.

Reference to the Fund’s thirty-three portfolios is now thirty-six.

ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS section —

The following sentence replaces the first sentence of the second paragraph:

The American Funds Asset Allocation Portfolio, American Funds Growth-Income Portfolio and American Funds Growth Portfolio (each, a “Feeder Portfolio” and collectively the “Feeder Portfolios”) do not invest directly in individual securities but rather currently invest all of their assets in the Asset Allocation Fund, Growth-Income Fund, and Growth Fund (each, a “Master Fund” and collectively the “Master Funds”), respectively.

The following information is added:

Mid-Cap Value Portfolio
In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: repurchase agreements; when-issued securities; forward commitments; reverse repurchase agreements; ADRs; EDRs; GDRs; interest rate and currency swaps; swaptions; rights; warrants; and bank obligations. The Portfolio may invest in U.S. government securities; tender option bonds; zero coupon bonds; payment-in-kind (“PIK”) bonds; mortgage-related securities; asset-backed securities; asset-based securities including precious metal-related securities; collateralized bond obligations; publicly traded master limited partnerships; foreign securities including emerging markets; foreign currency transactions; fixed-income securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions; and Brady bonds. The Portfolio may also invest in securities issued by other investment companies, including ETFs.

The Portfolio may also engage in derivatives including writing covered call and put options, and buying call and put options. The Portfolio’s use of derivatives is primarily for the purpose of reducing risk to the Portfolio as a whole (hedge) but may also be used to maintain liquidity and commit cash pending investment. The Portfolio may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns. The Portfolio may engage in short sales against the box.

Small Growth Equity Portfolio
In addition to the investment policies and techniques described in the Prospectus, the portfolio may invest up to 10% of its net assets in foreign securities, not including ADRs. The Portfolio may also invest in: debt securities; U.S. Government securities; commercial paper; depositary receipts such as ADRs; foreign currency transactions; swap agreements and options on swap agreements; futures and options on futures; repurchase and reverse repurchase agreements; when-issued or forward transactions; preferred stocks; warrants; rights; and securities issued by other investment companies. The Portfolio may also engage in short sales.

The following replaces the information in the American Funds Growth-Income Portfolio and American Funds Growth Portfolio subsection:

American Funds Asset Allocation Portfolio, American Funds Growth-Income Portfolio and American Funds Growth Portfolio

American Funds Asset Allocation Fund, American Funds Growth-Income Fund and American Funds Growth Fund each serves as a Master Fund to the American Funds Asset Allocation Portfolio, American Funds Growth-Income Portfolio and American Funds Growth Portfolio respectively. In addition to the investment policies and techniques described in the Prospectus, the Master Funds may also invest in, among other things: REITs; securities, including debt securities, of issuers domiciled outside the United States, including less developed securities markets; pass-through securities, including mortgage-related securities and collateralized mortgage obligations (“CMOs”); asset-backed securities; cash and cash equivalents; small capitalization stocks; debt securities; convertible securities; repurchase agreements; short sales against the box; and private placements. Each Master Fund may not invest more than 15% of its net assets in illiquid securities and may not issue senior securities, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”). The Master Growth-Income Fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba or lower by Moody’s and BB or lower by Standard & Poor’s or in unrated securities that are determined to be of equivalent quality.

Please see the Master Funds’ SAI, which is delivered together with the Fund’s SAI, for more information regarding the investment techniques of the Master Funds.

The following replaces the information in the Diversified Bond Portfolio subsection:

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. Treasury inflation protected securities; foreign securities, including emerging countries; ADRs; EDRs; GDRs; forward currency transactions; swap agreements; equity securities; preferred stocks; stripped mortgage-backed securities; CBOs; CDOs; CLOs; CMOs; forward commitments and securities issued by other investment companies.

The Portfolio may also purchase options including OTC options and options on indices; index futures and options on futures.

In the Managed Bond Portfolio and Inflation Managed Portfolio subsections, the sentence below is added to the end of the first paragraph of each subsection:

In addition, the Portfolio may invest up to 10% of its assets in preferred stock.

In the Floating Rate Loan Portfolio subsection, the sentence below is added to the end of the last paragraph:

In addition, the Portfolio will not invest in loans that would require the Portfolio to make any additional investment in connection with future advances if such commitments would exceed 20% of the Portfolio’s assets or would cause the Portfolio to fail to meet the diversification requirements.

SECURITIES AND INVESTMENT TECHNIQUES section —

In the Loan Participations and Assignments subsection, the second sentence of the twelfth paragraph is deleted.

In the Futures Contracts and Options on Futures Contracts — Limitations subsection, the following sentence replaces the second to the last sentence of the second paragraph:

However, with respect to futures contracts that are required to “cash settle”, a Portfolio, to the extent asset cover is required, is permitted to set aside or “earmark” liquid assets in an amount equal to the Portfolio’s daily marked-to-market (net) obligation, if any, (in other words, the Portfolio’s daily net liability, if any).

INVESTMENT RESTRICTIONS section —

In the Fundamental Investment Restrictions subsection, the paragraph below replaces the fourth paragraph from the end of the subsection:

With respect to the Long/Short Large-Cap, International Small-Cap, Mid-Cap Value, American Funds Asset Allocation, American Funds Growth-Income, American Funds Growth, Technology, Short Duration Bond, Floating Rate Loan, Health Sciences, Large-Cap Growth, Small Growth Equity, Small-Cap Value, Mid-Cap Growth, Small-Cap Equity and Diversified Bond Portfolios, the fundamental investment restrictions set forth above may be modified so as to provide those Portfolios with the ability to operate under new rules, guidelines and interpretations under the 1940 Act or under exemptive relief from the SEC without receiving prior shareholder approval of the change.

In the Nonfundamental Investment Restrictions subsection, the paragraph below replaces paragraph (ii):

(ii) sell property or securities short, except the International Value, Long/Short Large-Cap, American Funds Asset Allocation, American Funds Growth-Income, American Funds Growth, Floating Rate Loan, Health Sciences, Mid-Cap Equity (formerly called Mid-Cap Value), Small Growth Equity, Managed Bond, Inflation Managed, Mid-Cap Growth, Small-Cap Equity and Diversified Bond Portfolios; or sell short against the box, except the Small-Cap Growth, Mid-Cap Value, International Value, Long/Short Large-Cap, Equity, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Focused 30, Health Sciences, Mid-Cap Equity (formerly called Mid-Cap Value), Large-Cap Growth, Small-Cap Value, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Small-Cap Equity and Diversified Bond Portfolios;

ORGANIZATION AND MANAGEMENT OF THE FUND section —

Below are the investment advisory fee schedules for the new portfolios:

Annual Investment Advisory Fee
Portfolio	(as a percentage of daily net assets)

Mid-Cap Value	0.70% of first $1 billion 0.65% of next $1 billion 0.60% on excess
American Funds Asset Allocation[1]	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess
Small-Growth Equity	0.95% of first $100 million 0.80% of next $150 million 0.75% on excess

1	For the American Funds Asset Allocation Portfolio, until the earlier to occur of April 30, 2010 or such time as it no longer invests substantially all of its assets in the Master Asset Allocation Fund (“Master Fund”), PLFA has agreed to waive a portion of its advisory fees for the American Funds Asset Allocation Portfolio so that its total net annual investment advisory fee does not exceed 0.41%. As a shareholder of the Master Fund, the American Funds Asset Allocation Portfolio also pays an advisory fee, and other expenses of the Master Fund.

The following replaces the first paragraph following the Net Advisory Fees Paid or Owed table:

To help limit expenses PLFA has contractually agreed to reduce its investment advisory fees or otherwise reimburse each Portfolio, for its operating expenses (including organizational expenses, but not including advisory fees; service fees; dividends on securities sold short; acquired funds’ (including Master Funds) fees and expenses; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expense and other expenses not incurred in the ordinary course of each Portfolio’s business; and expenses of counsel or other persons or services retained by the Fund’s Independent Trustees) that exceed an annual rate of 0.10% of a portfolio’s average daily net assets through April 30, 2009.

INFORMATION ABOUT THE PORTFOLIO MANAGERS section —

In the Portfolio Management Firms subsection, the information below is added:

BlackRock Capital Management, Inc. (“BlackRock Capital”)
BlackRock Capital is a registered investment adviser organized in Delaware and is an indirect, wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BlackRock Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.

Lord, Abbett & Co. LLC (“Lord Abbett”)
Founded in 1929, Lord Abbett is a privately owned firm structured as a limited liability company. Money management is the firm’s sole business.

Western Asset Management Company and certain of its affiliated companies (collectively “Western Asset”)
Western Asset Management Company (“WAMCO”) is the primary Manager for the Diversified Bond Portfolio, and operates from offices in California and New York. Portfolio management services are also provided by Western Asset Management Company Ltd. (Japan), Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Limited (United Kingdom). Each of these entities (each a “Western Manager” and collectively “Western Asset”) is a registered investment adviser and is a wholly owned subsidiary of Legg-Mason, Inc. Each Western Manager will receive a proportionate share of the fee based on the average daily net assets that it manages.

Below are the Sub-Advisory Fee Schedules for Mid-Cap Value and Small Growth Equity Portfolios:

Annual Sub-Advisory Fee as of 1/2/09
Portfolio Manager	Portfolio	(as a percentage of average daily net assets)

BlackRock Capital	Mid-Cap Value	0.35% of first billion 0.30% of next billion 0.25% on excess
Lord Abbett	Small Growth Equity	0.60% of first $100 million 0.45% of next $150 million 0.40% on excess

The Compensation Structures and Methods subsection is amended as follows:

The compensation information for BlackRock is deleted and replaced with the following:

BlackRock and BlackRock Capital

The term “BlackRock” as used in this section includes both BlackRock and BlackRock Capital.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance and revenue-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a team revenue component. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Mid Cap Value Portfolio include the Lipper Mid Cap Value Equity Funds classification.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Archambo has been granted stock options and/or restricted stock in prior years.

Other compensation benefits.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.

The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

The following is added for Lord Abbett:

Lord Abbett

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the investment manager’s experience, reputation and competitive market rates. Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. Lord Abbett’s senior management selects as a benchmark a securities index from among the Russell 2000® Growth Index, indexes disclosed as performance benchmarks by the investment manager’s other accounts, and other indexes within the small cap growth category. Senior management similarly selects one or more peer groups encompassing the small cap growth category. In particular, investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team.

The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

The following is added for Western Asset:

Western Asset

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. Western’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index. In general, 3-year performance is weighted heavier than 1-year, which is weighted heavier than 5 year.

The benchmark index used for this strategy is Lehman Brothers U.S. Aggregate. The peer group used is Frank Russell Active Sector.

In the Other Accounts Managed subsection, the Asset Based Fees table is revised to; remove Nikolas D. Manoyios with respect to the Main Street Core Portfolio, replace the information for the Diversified Bond Portfolio, and add information for the Mid-Cap Value, Small Growth Equity and Main Street Core Portfolios as follows:

ASSET BASED FEES
	Registered Investment			Other Pooled Investment
	Companies			Vehicles			Other Accounts
Portfolio and	Number of	Total Assets		Number of	Total Assets		Number of	Total Assets
Portfolio Managers	Accounts	in the Accounts		Accounts	in the Accounts		Accounts	in the Accounts

Mid-Cap Value
Anthony F. Forcione	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Wayne J. Archambo	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Small Growth Equity
F. Thomas O’Halloran	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Main Street Core
Mark Zavanelli	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Wentong Alex Zhou	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Diversified Bond
Michael C. Buchanan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Carl L. Eichstaedt	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Keith J. Gardner	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
S. Kenneth Leech	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Mark S. Lindbloom	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Edward A. Moody	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Detlev S. Schlichter	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Stephen A. Walsh	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

The Performance Based Fees table is revised to replace the information for the Diversified Bond Portfolio and add information for the Mid-Cap Value and Small Growth Equity Portfolios as follows:

PERFORMANCE BASED FEES
	Registered Investment			Other Pooled Investment
	Companies			Vehicles			Other Accounts
Portfolio and	Number of	Total Assets		Number of	Total Assets		Number of	Total Assets
Portfolio Managers	Accounts	in the Accounts		Accounts	in the Accounts		Accounts	in the Accounts

Mid-Cap Value
Anthony F. Forcione	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Wayne J. Archambo	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Small Growth Equity
F. Thomas O’Halloran	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Diversified Bond
Michael C. Buchanan	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Carl L. Eichstaedt	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Keith J. Gardner	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
S. Kenneth Leech	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Mark S. Lindbloom	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Edward A. Moody	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Detlev S. Schlichter	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Stephen A. Walsh	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

The Material Conflicts of Interest subsection is amended as follows:

Information for BlackRock is deleted and replaced with the following:

BlackRock and BlackRock Capital

The term “BlackRock” as used in this section includes both BlackRock and BlackRock Capital.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Funds. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

The following is added for Lord Abbett:

Lord Abbett

Conflicts of interest may arise in connection with the portfolio manager’s management of the investments of the Portfolio and the investments of the other accounts shown. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the Portfolio’s transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Portfolio. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio manager’s management of the investments of the Portfolio and the investments of the other accounts shown.

The following is added for Western Asset:

Western Asset

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, Western Asset or an affiliate has an interest in the account. Western Asset has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the portfolio, Western Asset determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), Western Asset may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of a portfolio. For example, a portfolio manager could short sell a security for an account immediately prior to a portfolio’s sale of that security. To address this conflict, Western Asset has adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which include the portfolio) for timing and pattern related issues. Trading decisions for alternative investment and long only accounts may not be identical even though the same portfolio manager may manage both types of accounts. Whether Western Asset allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis. A portfolio manager may also face other potential conflicts of interest in managing a portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a portfolio and the other accounts listed above.

In the Beneficial Interest of Portfolio Managers subsection, the existing paragraph is deleted and replaced with the following:

In order to own securities of the Fund, a portfolio manager would need to own a Pacific Life or Pacific Life & Annuity variable life insurance policy or variable annuity contract. Portfolio managers are not required to own shares of the Fund. In addition, although the level of a portfolio manager’s securities ownership may be an indicator of his or her confidence in the Portfolio’s investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable Portfolio’s performance. As of the Fund’s fiscal year end, December 31, 2007, there were fund shares beneficially owned by one portfolio manager. The remaining portfolio managers did not beneficially own any fund shares as of the fiscal year end. The dollar range of equity securities that Jonathan D. Coleman, the portfolio manager of the Growth LT Portfolio, beneficially owned through a variable annuity contract was $10,001 -$50,000.

In the Investment Adviser to the Master Funds subsection, the following is added:

For the Master Asset Allocation Fund CRMC receives 0.50% on the first $600 million of net assets; plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion; plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion; plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion; plus 0.28% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion; plus 0.25% on net assets in excess of $8.0 billion.

With respect to the Purchases and Redemptions subsection, the Mid-Cap Value, American Funds Asset Allocation and Small Growth Equity Portfolios are added to the two lists in this section to reflect that these Portfolios are not available for Pacific Select variable universal life insurance policies or for Pacific Corinthian variable annuity contracts.

With respect to the Proxy Voting Policies and Procedures in the APPENDICES of the SAI, APPENDIX F, which applies to BlackRock, also applies to BlackRock Capital. For the Proxy Voting Policies and Procedures for Lord Abbett and Western Asset, the following Appendices are added:

APPENDIX X

Lord Abbett

INTRODUCTION
Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS
Situation 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2. Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”). A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES
Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors
Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest. We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld. These actions include, but are not limited to:

1) Attending less than 75% of board and committee meetings without a valid excuse.
2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
3) Failing to act on takeover offers where a majority of shareholders tendered their shares.
4) Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.
5) Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal. We will consider on a case-by-case basis proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise and, as a general matter, we believe that all directors should be accountable on an annual basis. Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value. Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.

Incentive Compensation Plans
We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis. We use RMG for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:
1) The stock’s volatility, to ensure the stock price will not be back in the money over the near term.
2) Management’s rationale for why the repricing is necessary.
3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.
4) Other factors, such as the number of participants, term of option, and the value for value exchange.
In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights
Cumulative Voting
We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.
Confidential Voting
There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals. On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.
Supermajority Voting
Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.
Takeover Issues
Votes on mergers and acquisitions must be considered on a case-by-case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock. Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.
Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:
1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.
2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.
3) Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.
4) “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.

To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•	Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
• No dead-hand or no-hand pills.

•	Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
•	Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues
It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

Updated April 17, 2008

APPENDIX Y

Western Asset

Background

Western Asset has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager. In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors/trustees or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

Policy

Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Procedures

Responsibility and Oversight

The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

a. Proxies are reviewed to determine accounts impacted.

b. Impacted accounts are checked to confirm Western Asset voting authority.

c. Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e. Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

f. Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a. A copy of Western Asset’s policies and procedures.

b. Copies of proxy statements received regarding client securities.

c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d. Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e. A proxy log including:

1. Issuer name;

2. Exchange ticker symbol of the issuer’s shares to be voted;

3. Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4. A brief identification of the matter voted on;

5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6. Whether a vote was cast on the matter;

7. A record of how the vote was cast; and

8. Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2. Whether Western or an officer or Director/Trustee of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, Director/Trustee or person who is a candidate for Director/Trustee of the company or is a participant in a proxy contest; and

3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of Directors/Trustees; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.	Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of Directors/Trustees. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of Directors/Trustees. More specific guidelines related to certain board-approved proposals are as follows:

Matters relating to the Board of Directors/Trustees

Western Asset votes proxies for the election of the company’s nominees for Directors/Trustees and for board-approved proposals on other matters relating to the board of Directors/Trustees the following exceptions:

a. Votes are withheld for the entire board of Directors/Trustees if the board does not have a majority of independent Directors/Trustees or the board does not have nominating, audit and compensation committees composed solely of independent Directors/Trustees

b. Votes are withheld for any nominee for Director/Trustee who is considered an independent Director/Trustee by the company and who has received compensation from the company other than for service as a Director/Trustee.

c. Votes are withheld for any nominee for Director/Trustee who attends less than 75% of board and committee meetings without valid reasons for absences.

d. Votes are cast on a case-by-case basis in contested elections of Directors/Trustees.

Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a. Except where the firm is otherwise withholding votes for the entire board of Directors/Trustees, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d. Except where the firm is otherwise withholding votes for the entire board of Directors/Trustees, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of Directors/Trustees.

a. Western Asset votes for proposals relating to the authorization of additional common stock.

b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c. Western Asset votes for proposals authorizing share repurchase programs.

Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a. Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of Directors/Trustees on all shareholder proposals, except as follows:

1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2. Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of Directors/Trustees.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II, above, are voted in accordance with those guidelines.

1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in foreign issuers — i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1. Western Asset votes for shareholder proposals calling for a majority of the Directors/Trustees to be independent of management.

2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

PACIFIC SELECT FUND
Part C: OTHER INFORMATION
     Item 23. Exhibits

(a)(1)	Agreement and Declaration of Trust[2]

(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[4]

(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Focused 30 and Strategic Value[4]

(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Bond and Income[5]

(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[5]

(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Core[6]

(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Equity Income and Research[6]

(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity, International Value and Inflation Managed[8]

(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Real Estate[8]

(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Main Street Core, Short Duration Bond, Small Cap–Value and Comstock[10]

(a)(11)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Telecommunications, Global Growth and Research[14]

(a)(12)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity[15]

(a)(13)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[17]

(a)(14)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[18]

(a)(15)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Aggressive Growth[17]

(a)(16)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Growth[19]

(a)(17)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust — Aggressive Growth, Financial Services and Equity Income[21]

(a)(18)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust — Diversified Bond and International Small-Cap[21]

(a)(19)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Floating Rate Loan, Small-Cap Growth, Capital Opportunities and Concentrated Growth[23]

(a)(20)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity[25]

(a)(21)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Long/Short Large-Cap[25]

(b)	By-Laws[19]

(c)	Instruments Defining Rights of Holders of Securities[1]

(d)(a)	Amended and Restated Investment Advisory Agreement (previously filed as Exhibit (d)(23)) [16]

(d)(a)(1)	Schedule A to Advisory Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income (previously filed as Exhibit (d)(31)) [18]

(d)(a)(2)	Addendum to Advisory Agreement – Small-Cap Equity (previously filed as Exhibit (d)(38)) [17]

(d)(a)(3)	Schedule A to Advisory Agreement – Large-Cap Growth Portfolio (previously filed as Exhibit (d)(46)) [19]

(d)(a)(4)	Schedule A to Advisory Agreement — International Small-Cap and Diversified Bond (previously filed as Exhibit (d)(53)) [22]

(d)(a)(5)	Consent to Transfer Advisory Agreement, [24]

(d)(a)(6)	Schedule A to Advisory Agreement — Long/Short Large-Cap [25]

(d)(a)(7)	Form of Schedule A to Advisory Agreement — Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(d)(b)	Advisory Fee Waiver Agreement — American Funds Growth and American Funds Growth-Income (previously filed as Exhibit (d)(32)) [17]

(d)(b)(1)	Advisory Fee Waiver Agreement – American Funds Growth Portfolio [25]

(d)(b)(2)	Advisory Fee Waiver Agreement – American Funds Growth-Income Portfolio [25]

(d)(b)(3)	Advisory Fee Waiver Agreement – Long/Short Large-Cap [25]

(d)(b)(4)	Form of Advisory Fee Waiver Agreement – American Funds Asset Allocation, filed herewith

(d)(c)	Advisory Fee Reduction Agreement (previously filed as Exhibit (d)(36) [18]

(d)(d)	Master Feeder Addendum to the Amended and Restated Advisory Agreement (previously filed as Exhibit (d)(33)) [17]

(d)(d)(1)	Form of Master Feeder Addendum to the Amended and Restated Advisory Agreement, filed herewith

(d)(e)	Portfolio Management Agreement — Fred Alger Management, Inc. [23]

(d)(e)(1)	Amendment No. 1 to Fee Schedule — Fred Alger Management, Inc. [24]

(d)(f)	Portfolio Management Agreement — Alliance Capital Management L.P. (previously filed as Exhibit (d)(54)) [21]

(d)(f)(1)	Consent to transfer Portfolio Management Agreement — Alliance Capital Management L.P. [23]

(d)(g)	Portfolio Management Agreement — Batterymarch Financial Management, Inc. (previously filed as Exhibit (d)(55)) [21]

(d)(g)(1)	Consent to Transfer Portfolio Management Agreement — Batterymarch Financial Management, Inc. [24]

(d)(h)	Portfolio Management Agreement — BlackRock Investment Management, LLC (previously filed as Exhibit (d(68)(a)) [22]

(d)(h)(1)	Amendment to Fee Schedule — BlackRock Investment Management, LLC (previously filed as Exhibit (d)(68)(b)) [22]

(d)(h)(2)	Consent to Transfer Portfolio Management Agreement — BlackRock Investment Management, LLC [24]

(d)(h)(3)	Amendment No. 1 to Portfolio Management Agreement — BlackRock Investment Management, LLC [24]

(d)(i)	Portfolio Management Agreement – Capital Guardian Trust Company (previously filed as Exhibit (d)(7)) [2]

(d)(i)(1)	Amendment to Portfolio Management Agreement – Capital Guardian Trust Company (previously filed as Exhibit (d)(26)) [16]

(d)(i)(2)	Fee Schedule to Portfolio Management Agreement — Capital Guardian Trust Company (previously filed as Exhibit (d)(34)) [17]

(d)(i)(3)	Amendment to Portfolio Management Agreement — Capital Guardian Trust Company (previously filed as Exhibit (d)(60)) [21]

(d)(i)(4)	Consent to Transfer Portfolio Management Agreement — Capital Guardian Trust Company [23]

(d)(j)	Portfolio Management Agreement — Salomon Brothers Asset Management Inc (previously filed as Exhibit (d)(49)) [19]

(d)(j)(1)	Notice of and Consent to Transfer Portfolio Management Agreement — From Salomon Brothers Asset Management Inc to ClearBridge Capital Advisors LLC (previously filed as Exhibit (d)(72)) [22]

(d)(j)(2)	Consent to Transfer Portfolio Management Agreement — ClearBridge Capital Advisors LLC [24]

(d)(j)(3)	Amendment No. 2 to the Portfolio Management Agreement — ClearBridge Capital Advisors LLC [24]

(d)(k)	Portfolio Management Agreement – Columbia Management Advisors, LLC (previously filed as Exhibit (d)(40)) [18]

(d)(k)(1)	Notice of and Consent to Transfer of Portfolio Management Agreement – Columbia Management Advisors, LLC (previously filed as Exhibit (d)(47)) [20]

(d)(k)(2)	Consent to Transfer Portfolio Management Agreement — Columbia Management Advisors LLC [24]

(d)(l)	Portfolio Management Agreement – Goldman Sachs Asset Management, L.P. (previously filed as Exhibit (d)(3)) [10]

(d)(l)(1)	Fee Schedule to Portfolio Management Agreement — Goldman Sacks Asset Management, LLP (previously filed as Exhibit (d)(18)) [18]

(d)(l)(2)	Amendment No. 1 to Portfolio Management Agreement — Goldman Sachs Asset Management, L.P. (previously filed as Exhibit (d)(66)) [22]

(d)(l)(3)	Amendment No. 2 to Portfolio Management Agreement — Goldman Sachs Asset Management, L.P. (previously filed as Exhibit (d)(67)) [22]

(d)(l)(4)	Consent to Transfer Portfolio Management Agreement — Goldman Sachs Asset Management, L.P. [24]

(d)(m)	Portfolio Management Agreement — Highland Capital Management L.P. [23]

(d)(n)	Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Diversified Bond (previously filed as Exhibit (d)(56)) [22]

(d)(n)(1)	Consent to Transfer Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Diversified Bond [23]

(d)(n)(A)	Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap [25]

(d)(n)(A)(1)	Amendment No. 1 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap, filed herewith

(d)(o)	Portfolio Management Agreement – Janus Capital Management LLC (previously filed as Exhibit (d)(1)) [8]

(d)(o)(1)	Amendment to Portfolio Management Agreement – Janus Capital Management LLC (previously filed as Exhibit (d)(27)) [16]

(d)(o)(2)	Fee Schedule to Portfolio Management Agreement – Janus Capital Management LLC (previously filed as Exhibit (d)(39)) [18]

(d)(o)(3)	Amendment to Portfolio Management Agreement — Janus Capital Management LLC (previously filed as Exhibit (d)(69) [22]

(d)(o)(4)	Consent to Transfer Portfolio Management Agreement — Janus Capital Management LLC [23]

(d)(p)	Portfolio Management Agreement – Jennison Associates (previously filed as Exhibit (d)(41)) [18]

(d)(p)(1)	Consent to Transfer Portfolio Management Agreement — Jennison Associates [23]

(d)(q)	Portfolio Management Agreement – Lazard Asset Management LLC (previously filed as Exhibit (d)(6)) [11]

(d)(q)(1)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC (previously filed as Exhibit (d)(20)) [13]

(d)(q)(2)	Notice of and Consent to Assignment of Sub-Advisory Agreement – Lazard Asset Management LLC (previously filed as Exhibit (d)(37)) [18]

(d)(q)(3)	Amendment to Portfolio Management Agreement – Lazard Asset Management LLC (previously filed as Exhibit (d)(44)) [18]

(d)(q)(4)	Agreement Regarding continuation of Sub-Advisory Agreements — Lazard Asset Management LLC (previously filed as Exhibit (d)(48)) [21]

(d)(q)(5)	Fee Schedule to Portfolio Management Agreement— Lazard Asset Management LLC (previously filed as Exhibit (d)(58)) [21]

(d)(q)(6)	Amendment to Portfolio Management Agreement — Lazard Asset Management LLC (previously filed as Exhibit (d)(61)) [21]

(d)(q)(7)	Consent to Transfer Portfolio Management Agreement — Lazard Asset Management LLC [23]

(d)(r)	Portfolio Management Agreement – Loomis, Sayles & Company, L.P. (previously filed as Exhibit (d)(45)) [20]

(d)(r)(1)	Consent to Transfer Portfolio Management Agreement — Loomis, Sayles & Company, L.P. [23]

(d)(s)	Portfolio Management Agreement – MFS Investment Management (previously filed as Exhibit (d)(11)) [5]

(d)(s)(1)	Fee Schedule to Portfolio Management Agreement – MFS Investment Management (previously filed as Exhibit (d)(22)) [21]

(d)(s)(2)	Amendment to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(50)) [19]

(d)(s)(3)	Amendment to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(64)) [21]

(d)(s)(4)	Amendment to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(65) [21]

(d)(s)(5)	Amendment to Portfolio Management Agreement — MFS Investment Management (previously filed as Exhibit (d)(70)) [22]

(d)(s)(6)	Consent to Transfer Portfolio Management Agreement — MFS Investment Management [23]

(d)(t)	Portfolio Management Agreement – NFJ Investment Group L.P. (“NFJ”) (previously filed as Exhibit(d)(16)) [10]

(d)(t)(1)	Amendment to Portfolio Management Agreement – NFJ Investment Group L. P. (previously filed as Exhibit (d)(35)) [19]

(d)(t)(2)	Amendment to Portfolio Management Agreement — NFJ Investment Group L.P. (previously filed as Exhibit (d)(59)) [21]

(d)(t)(3)	Consent to Transfer Portfolio Management Agreement — NFJ Investment Group L.P. (previously filed as Exhibit (d)(t)(4)) [23]

(d)(t)(4)	Amendment No. 4 to Portfolio Management Agreement — NFJ Investment Group L.P. [24]

(d)(u)	Portfolio Management Agreement – OppenheimerFunds, Inc. (previously filed as Exhibit (d)(15)) [10]

(d)(u)(1)	Amendment to Portfolio Management Agreement – OppenheimerFunds, Inc. (previously filed as Exhibit (d)(29)) [16]

(d)(u)(2)	Consent to Transfer Portfolio Management Agreement — Oppenheimer Funds, Inc. [23]

(d)(v)	Portfolio Management Agreement – Pacific Investment Management Company LLC (previously filed as Exhibit (d)(6)) [11]

(d)(v)(1)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC (previously filed as Exhibit (d)(13)) [16]

(d)(v)(2)	Amendment to Portfolio Management Agreement — Pacific Investment Management Company LLC (previously filed as Exhibit (d)(52)) [20]

(d)(v)(3)	Consent to Transfer Portfolio Management Agreement — Pacific Investment Management Company LLC [24]

(d)(v)(4)	Amendment No. 5 to Portfolio Management Agreement — Pacific Investment Management Company LLC [25]

(d)(w)	Portfolio Management Agreement – Van Kampen (previously filed as Exhibit (d)(4)) [11]

(d)(w)(1)	Amendment to Portfolio Management Agreement — Van Kampen (previously filed as Exhibit (d)(62)) [21]

(d)(w)(2)	Amendment to Portfolio Management Agreement — Van Kampen (previously filed as Exhibit (d)(71)) [22]

(d)(w)(3)	Consent to Transfer Portfolio Management Agreement — Van Kampen [23]

(d)(x)	Portfolio Management Agreement – Vaughan Nelson Investment Management, L.P. (previously filed as Exhibit (d)(43)) [18]

(d)(x)(1)	Consent to Transfer Portfolio Management Agreement — Vaughan Nelson Investment Management, L.P. [23]

(d)(y)	Portfolio Management Agreement — Analytic Investors, LLC [25]

(d)(y)(1)	Amendment No. 1 to the Portfolio Management Agreement — Analytic Investors, LLC, filed herewith

(d)(z)	Form of Portfolio Management Agreement — Lord, Abbett & Co. LLC, filed herewith

(d)(aa)	Form of Portfolio Management Agreement — Western Asset Management Company, filed herewith

(d)(bb)	Form of Portfolio Management Agreement — BlackRock Capital Management, Inc., filed herewith

(e)(1)	Distribution Agreement [24]

(e)(2)	Addendum to Distribution Agreement – I-Net Tollkeeper [3]

(e)(3)	Addendum to Distribution Agreement – Focused 30 and Strategic Value [4]

(e)(4)	Exhibit A to Distribution Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip [5]

(e)(5)	Exhibit A to Distribution Agreement – Equity Income and Research [7]

(e)(6)	Exhibit A to Distribution Agreement — Emerging Markets [9]

(e)(7)	Exhibit A to Distribution Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond [10]

(e)(8)	Exhibit A to Distribution Agreement – Telecommunications, Global Growth, and Research [12]

(e)(9)	Exhibit A to Distribution Agreement – Small-Cap Equity [16]

(e)(10)	Exhibit A to Distribution Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income [18]

(e)(11)	Exhibit A to Distribution Agreement – Large-Cap Growth Portfolio [19]

(e)(12)	Exhibit A to Distribution Agreement – International Small-Cap and Diversified Bond [22]

(e)(13)	Exhibit A to Distribution Agreement — Floating Rate Loan [24]

(e)(14)	Exhibit A to Distribution Agreement — Long/Short Large-Cap [25]

(e)(15)	Form of Exhibit A to Distribution Agreement — Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(f)(1)	Amended and Restated Trustees’ Deferred Compensation Plan – 2004 [16]

(f)(2)	Trustees’ Deferred Compensation Plan – 2005 [16]

(f)(3)	Consolidated Trustees’ Deferred Compensation Plan [22]

(g)(1)	Custody and Investment Accounting Agreement [9]

(g)(2)	Exhibit A to Custody and Investment Accounting Agreement – Equity Income and Research [8]

(g)(3)	Amendment to Custody and Investment Accounting Agreement [11]

(g)(4)	Exhibit A to Custody Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond [10]

(g)(5)	Exhibit A to Custody Agreement – Telecommunications, Global Growth and Research [13]

(g)(6)	Exhibit A to Custody Agreement – Small-Cap Equity [16]

(g)(7)	Exhibit A to Custody Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income [18]

(g)(8)	Exhibit A to Custody Agreement – Large-Cap Growth Portfolio [20]

(g)(9)	Exhibit A to Custody Agreement – International Small-Cap and Diversified Bond [22]

(g)(10)	Exhibit A to Custody Agreement – Floating Rate Loan [24]

(g)(11)	Exhibit A to Custody Agreement – Long/Short Large-Cap, filed herewith

(g)(12)	Form of Exhibit A to Custody Agreement-Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(h)(a)	Agency Agreement with Addendums-Growth LT, Equity and Bond and Income (Previously filed as Exhibit (h)(1)) [1]

(h)(a)(1)	Addendum to Agency Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT (previously filed as Exhibit (h)(4)) [12]

(h)(a)(2)	Addendum to Agency Agreement – International Large-Cap and Diversified Research (previously filed as Exhibit (h)(5)) [2]

(h)(a)(3)	Addendum to Agency Agreement – I-Net Tollkeeper (previously filed as Exhibit (h)(6)) [3]

(h)(a)(4)	Addendum to Agency Agreement – Focused 30 and Strategic Value (previously filed as Exhibit (h)(8)) [4]

(h)(a)(5)	Schedule of Portfolios to Agency Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip (previously filed as Exhibit (h)(10)) [5]

(h)(a)(6)	Schedule of Portfolios to Agency Agreement – Equity Income and Research (previously filed as Exhibit (h)(15)) [7]

(h)(a)(7)	Schedule of Portfolios to Agency Agreement – Small-Cap Value, Comstock, Main Street Core, and Short Duration Bond (previously filed as Exhibit (h)(19)) [10]

(h)(a)(8)	Schedule of Portfolios to Agency Agreement – Telecommunications, Global Growth, and Research (previously filed as Exhibit (h)(23)) [13]

(h)(a)(9)	Addendum to Agency Agreement – Emerging Markets and Aggressive Equity (previously filed as Exhibit (h)(25)) [12]

(h)(a)(10)	Addendum to Agency Agreement – I-Net Tollkeeper (previously filed as Exhibit (h)(26)) [12]

(h)(a)(11)	Schedule of Portfolios to Agency Agreement – Small-Cap Equity (previously filed as Exhibit (h)(29)) [16]

(h)(a)(12)	Schedule of Portfolios to Agency Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income (previously filed as Exhibit (h)(33)) [18]

(h)(a)(13)	Schedule of Portfolios to Agency Agreement – Large-Cap Growth (previously filed as Exhibit (h)(42)) [19]

(h)(a)(14)	Schedule of Portfolios to Agency Agreement – International Small-Cap and Diversified Bond (previously filed as Exhibit (h)(44)) [22]

(h)(a)(15)	Schedule of Portfolios to Agency Agreement – Floating Rate Loan [24]

(h)(a)(16)	Schedule of Portfolios to Transfer Agency Agreement – Long/Short Large-Cap [25]

(h)(a)(17)	Amended and Restated Transfer Agency Agreement, filed herewith

(h)(a)(18)	Form of Schedule C to Transfer Agency Agreement — Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(h)(b)	Participation Agreement (previously filed as Exhibit (h)(2)) [3]

(h)(b)(1)	Addendum to Participation Agreement – I-Net Tollkeeper (previously filed as Exhibit (h)(7)) [3]

(h)(b)(2)	Addendum to Participation Agreement – Focused 30 and Strategic Value (previously filed as Exhibit (h)(9)) [4]

(h)(b)(3)	Addendum to Participation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip (previously filed as Exhibit (h)(11)) [5]

(h)(b)(4)	Addendum to Participation Agreement – Equity Income and Research (previously filed as Exhibit (h)(16)) [7]

(h)(b)(5)	Exhibit B to Participation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond (previously filed as Exhibit (h)(21)) [10]

(h)(b)(6)	Exhibit B to Participation Agreement – Telecommunications, Global Growth, and Research (previously filed as Exhibit (h)(24)) [13]

(h)(b)(7)	Exhibit B to Participation Agreement – Small-Cap Equity (previously filed as Exhibit (h)(28)) [16]

(h)(b)(8)	Exhibit A to Participation Agreement-Addition of Separate Account (previously filed as Exhibit (h)(36)) [16]

(h)(b)(9)	Exhibit B to Participation Agreement – VN Small Cap Value, American Funds Growth and American Funds Growth Income (previously filed as Exhibit (h)(37)) [18]

(h)(b)(10)	Exhibit B to Participation Agreement – Large-Cap Growth (previously filed as Exhibit (h)(41)) [19]

(h)(b)(11)	Exhibit B to Participation Agreement – International Small-Cap and Diversified Bond (previously filed as Exhibit (h)(45)) [22]

(h)(b)(12)	Exhibit B to Participation Agreement – Floating Rate Loan [24]

(h)(b)(13)	Exhibit B to Participation Agreement – Long/Short Large-Cap [25]

(h)(b)(14)	Form of Exhibit B to Participation Agreement — Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(h)(c)(A)	Fund Participation Agreement – Pacific Life and American Funds (previously filed as Exhibit (h)(35)) [17]

(h)(c)(A)(1)	Amendment No. 1 to Fund Participation Agreement — Pacific Life and American Funds [24]

(h)(c)(A)(2)	Form of Amendment No. 2 to Fund Participation Agreement — Pacific Life and American Funds, filed herewith

(h)(c)(B)	Fund Participation Agreement – Pacific Life & Annuity Company and American Funds (previously filed as Exhibit (h)(39)) [17]

(h)(c)(B)(1)	Amendment No. 1 to Fund Participation Agreement — Pacific Life & Annuity Company and American Funds [24]

(h)(c)(B)(2)	Form of Amendment No. 2 to Fund Participation Agreement — Pacific Life & Annuity Company and American Funds, filed herewith

(h)(d)	Expense Limitation Agreement (previously filed as (h)(d)(14)) [24]

(h)(d)(1)	Expense Limitation Agreement — American Funds Growth Income [24]

(h)(d)(2)	Amendment to the Expense Limitation Agreement — Long/Short Large-Cap and Mid-Cap Equity, filed herewith

(h)(d)(3)	Form of Amendment to Expense Limitation Agreement — Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(h)(e)	Administration and Support Services [24]

(h)(f)	Service Agreement [25]

(h)(f)(1)	Schedule A to Service Agreement – Long/Short Large-Cap, filed herewith

(h)(f)(2)	Form of Schedule A to Service Agreement — Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(h)(g)	Form of Indemnification Agreement (previously filed as Exhibit (h)(47)) [21]

(i)	Opinion and Consent of Counsel [1]

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Service Plan [24]

(m)(1)	Schedule A to Service Plan — Long/Short Large-Cap [25]

(m)(2)	Schedule A to Service Plan — Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation, filed herewith

(n)	Not Applicable

(o)	Not Applicable

(p)(1)	Code of Ethics – Pacific Select Fund [18]

(p)(2)	Code of Ethics – Capital Guardian Trust Company, filed herewith

(p)(3)	Code of Ethics – Goldman Sachs Asset Management, L.P. [24]

(p)(4)	Code of Ethics – Janus Capital Management LLC, filed herewith

(p)(5)	Code of Ethics – Lazard Asset Management LLC [22]

(p)(6)	Code of Ethics – BlackRock Investment Management LLC [22]

(p)(7)	Code of Ethics – Van Kampen, filed herewith

(p)(8)	Code of Ethics – Pacific Investment Management Company LLC [21]

(p)(9)	Code of Ethics – ClearBridge Advisors, LLC [24]

(p)(10)	Code of Ethics – Pacific Life Fund Advisors LLC [24]

(p)(11)	Code of Ethics – Fred Alger Management, Inc. [23]

(p)(12)	Code of Ethics – MFS Investment Management [25]

(p)(13)	Code of Ethics – Highland Capital Management, L.P. [23]

(p)(14)	Code of Ethics – OppenheimerFunds, Inc. [25]

(p)(15)	Code of Ethics – NFJ [22]

(p)(16)	Code of Ethics – Columbia Management Advisors, LLC [24]

(p)(17)	Code of Ethics – Jennison Associates LLC, filed herewith

(p)(18)	No Longer Applicable

(p)(19)	Code of Ethics – Vaughan Nelson Investment Management, L.P., filed herewith

(p)(20)	Code of Ethics – Loomis, Sayles & Company, L.P., filed herewith

(p)(21)	Code of Ethics — Pacific Select Fund Independent Trustees [21]

(p)(22)	Code of Ethics — Batterymarch Financial Management, Inc. [22]

(p)(23)	Code of Ethics — Alliance Capital Management L.P. [25]

(p)(24)	Code of Ethics — J.P. Morgan Investment Management Inc., filed herewith

(p)(25)	Code of Ethics — Analytic Investors, LLC [24]

(p)(26)	Code of Ethics — Lord, Abbett & Co. LLC, filed herewith

(p)(27)	Code of Ethics — Western Asset Management Company and certain affiliated entities, filed herewith

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-04-000515 filed on April 23, 2004 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 filed on October 15, 2004 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.

[17]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.

[18]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000875 filed October 7, 2005 and incorporated by reference herein.

[19]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-001205 filed December 9, 2005 and incorporated by reference herein.

[20]	Included in Registrant’s Form Type NIA/A Accession No. 0000892569-06-000052 filed January 24, 2006 and incorporated by reference herein.

[21]	Included in Registrant’s Form Type N1A/B Accession No. 000892569-06-000595 filed April 27, 2006 and incorporated by reference herein.

[22]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-07-00026 filed January 19, 2007 and incorporated by reference herein.

[23]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-07-000538 filed April 30, 2007 and incorporated by reference herein.

[24]	Included in Registrant’s Form Type N1A/A Accession No. 0000892 569-08-000060 filed January 18, 2008 and incorporated by reference herein.

[25]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-08-000696 filed April 29, 2008 and incorporated by reference herein.

Item 24. Persons Controlled by or Under Common Control with the Fund

     Pacific Life Insurance Company (“Pacific Life”), on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Separate Account, and Pacific Life & Annuity Company (“PL&A”), on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, Pacific COLI Separate Account II, PL&A Separate Account I, (collectively referred to as “Separate Accounts”), owns of record the outstanding shares of the Series of Registrant. Pacific Life and PL&A will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 25. Indemnification

     Reference is made to Article V of the Registrant’s Declaration of Trust.

     Article V of the Registrant's Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's registration statement provides for indemnification of the Registrant's trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant's registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee's service to the Registrant, to the fullest extent permitted by the Registrant's Agreement and Declaration of Trust, By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of the Investment Adviser
Any other business, profession, vocation or employment of a substantial nature in which the investment adviser (which includes each sub-adviser) and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is described in Schedule A (as updated by Schedule C to the extent it relates to Schedule A) of each investment adviser’s Form ADV as currently on file with the SEC, and the text of such Schedule(s) is hereby incorporated by reference.

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.

Pacific Life Fund Advisors LLC (PLFA)	700 Newport Center Drive	801-15057

(also d/b/a Pacific Asset Management)	Newport Beach, CA 92660

Fred Alger Management, Inc.	111 Fifth Avenue	801-6709
New York, NY 10003

AllianceBernstein L.P.	1345 Avenue of the Americas	801-56720
New York, NY 10105

Analytic Investors, LLC	555 West Fifth Street 50th Floor	801-7082
Los Angeles, CA 90013

Batterymarch Financial	John Hancock Tower	801-48035
Management, Inc.	200 Clarendon Street
Boston, MA 02116

BlackRock Capital Management, Inc.	100 Bellevue Parkway	801-57038
Wilmington, Delaware 19809

BlackRock Investment Management,	800 Scudders Mill Road	801-56972
LLC	Plainsboro, NJ 08536

Capital Guardian Trust Company	333 South Hope Street	801-60145
Los Angeles, CA 90071

ClearBridge Advisors, LLC	620 Eighth Avenue	801-64710
New York, NY 10018

Columbia Management Advisors, LLC.	100 Federal Street	801-50372
Boston, MA 02110

Goldman Sachs Asset Management, L.P.	32 Old Slip	801-37591
New York, NY 10005

Highland Capital Management, L.P.	13455 Noel Road, Suite 800	801-54874
Dallas, TX 75240

J.P. Morgan Investment	245 Park Avenue	801-21011
Management, Inc.	New York, NY 10167

Janus Capital Management LLC	151 Detroit Street	801-13991
Denver, CO 80206

Jennison Associates LLC	466 Lexington Avenue	801-5608
New York, NY 10017

Lazard Asset Management LLC	30 Rockefeller Plaza	801-61701
New York, NY 10112

Loomis, Sayles & Company, L.P.	One Financial Center	801-170
Boston, MA 02111

Lord, Abbett & Co. LLC	90 Hudson Street	801-6997
Jersey City, NJ 07302

INVESTMENT ADVISER	PRINCIPAL BUSINESS ADDRESS	SEC FILE NO.

MFS Investment Management	500 Boylston Street	801-17352
Boston, MA 02116

NFJ Investment Group L.P.	2100 Ross Avenue, Suite 700	801-47940
Dallas, TX 75201

OppenheimerFunds, Inc.	Two World Financial Center	801-8253
225 Liberty Street
New York, NY 10281

Pacific Investment Management	840 Newport Center Drive	801-48187
Company LLC	Newport Beach, CA 92660

Van Kampen	522 Fifth Avenue	801-15757
New York, NY 10036

Vaughan Nelson Investment	600 Travis Street, Suite 6300	801-51795
Management, L.P.	Houston, TX 77002

Western Asset Management Company	385 East Colorado Boulevard	801-8162
Pasadena, CA 91101

Item 27. Principal Underwriters

(a)	Pacific Select Distributors, Inc. (“PSD”) member, FINRA & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is also the distributor of shares of Pacific Life Funds and is a subsidiary of Pacific Life Insurance Company (“Pacific Life”), an affiliate of Pacific Life Fund Advisors LLC (“PLFA”).

(b)

Name and Principal	Positions and Offices	Positions and Offices
Business Address(1)	with Underwriter	with Registrant

Audrey L. Milfs	Vice President and Secretary	Secretary

Edward R. Byrd	Vice President	None

Gerald W. Robinson	Director, Chairman and Chief Executive Officer	None

Thomas Gibbons	Vice President, Tax	None

Jane M. Guon	Assistant Vice President and Assistant Secretary	None

Adrian S. Griggs	Director, Vice President and Chief Financial Officer	None

M. Kathleen McWard	Vice President	None

Alyce F. Peterson	Vice President	None

Brian D. Klemens	Vice President and Controller	Vice President and Treasurer

S. Kendrick Dunn	Assistant Vice President, Compliance	None

Michael A. Bell	Director, Executive Vice President	None

Dewey Bushaw	Senior Vice President	None

Robert C. Hsu	Senior Vice President, Chief Information Officer	None

Martha A. Gates	Senior Vice President	None

Gail Cobin Moscoso	Vice President	None

Gail H. McIntosh	Assistant Secretary	None

Julia C. McKinney	Assistant Secretary	None

Michael T. McLaughlin	Assistant Secretary	None

Cheryl L. Tobin	Assistant Secretary	None

Stephen J. Toretto	Assistant Secretary	None

Richard J. Schindler	Senior Vice President	None

Denis P. Kalscheur	Vice President and Treasurer	None
(1)	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

Item 28. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at the Pacific Life home office at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

     The identity of the person on the other side of the transaction required to be maintained by Registrant pursuant to Rule 17a-7 of the Investment Company Act of 1940 will be maintained by Pacific Life, as noted above, other than portfolios managed by MFS Investment Management and Van Kampen. The information for MFS Investment Management will be maintained by MFS at 500 Boylston Street, 20th Floor, Boston MA 02116. The information for Van Kampen will be maintained by Van Kampen at 522 Fifth Avenue, New York, NY 10036.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 73 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 1st day of October, 2008.

PACIFIC SELECT FUND
By:
Mary Ann Brown*
President

*By:	/s/ Robin S. Yonis Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 to its Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE		TITLE	DATE

James T. Morris*		Chairman, Chief Executive Officer and Trustee (Principal Executive Officer)	October 1, 2008

Mary Ann Brown*		President	October 1, 2008

Brian D. Klemens*		Vice President and Treasurer (Principal Financial and Accounting Officer)	October 1, 2008

Gale K. Caruso*		Trustee	October 1, 2008

Lucie H. Moore*		Trustee	October 1, 2008

G. Thomas Willis*		Trustee	October 1, 2008

Frederick L. Blackmon*		Trustee	October 1, 2008

Nooruddin S. Veerjee*		Trustee	October 1, 2008

* By:	/s/ Robin S. Yonis

Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith.

Pacific Select Fund
Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of the Pacific Funds hereby execute this Power of Attorney effective the 20th day of March, 2008.

NAME	TITLE

/s/ James T. Morris	Chairman, Chief Executive Officer and

James T. Morris	Trustee

/s/ Mary Ann Brown Mary Ann Brown	President

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Treasurer

/s/ Frederick L. Blackmon Frederick L. Blackmon	Trustee

/s/ Lucie H. Moore Lucie H. Moore	Trustee

/s/ G. Thomas Willis G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee Nooruddin S. Veerjee	Trustee

/s/ Gale K. Caruso Gale K. Caruso	Trustee

PACIFIC SELECT FUND
EXHIBIT INDEX

(d)(a)(7)	Form of Schedule A to Advisory Agreement – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(d)(b)(4)	Form of Advisory Fee Waiver Agreement – American Funds Asset Allocation

(d)(d)(1)	Form of Master Feeder Addendum to the Amended and Restated Advisory Agreement

(d)(n)(A)(1)	Amendment No. 1 to the Portfolio Management Agreement – J.P. Morgan Investment Management Inc. – Long/Short Large-Cap

(d)(y)(1)	Amendment No. 1 to the Portfolio Management Agreement – Analytic Investors, LLC

(d)(z)	Form of Portfolio Management Agreement – Lord, Abbett & Co. LLC

(d)(aa)	Form of Portfolio Management Agreement – Western Asset Management Company

(d)(bb)	Form of Portfolio Management Agreement – BlackRock Capital Management Inc.

(e)(15)	Form of Exhibit A to Distribution Agreement – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(g)(11)	Exhibit A to Custody Agreement – Long/Short Large-Cap

(g) (12)	Form of Exhibit A to Custody Agreement – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(h)(a)17)	Amended and Restated Transfer Agency Agreement

(h)(a)(18)	Form of Schedule C to Transfer Agency Agreement – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(h)(b)(14)	Form of Exhibit B to Participation Agreement – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(h)(c)(A)(2)	Form of Amendment No. 2 to Fund Participation Agreement – Pacific Life and American Funds

(h)(c)(B)(2)	Form of Amendment No. 2 to Fund Participation Agreement – Pacific Life & Annuity Company and American Funds

(h)(d)(2)	Amendment to Expense Limitation Agreement – Long/Short Large-Cap and Mid-Cap Equity

(h)(d)(3)	Form of Amendment to Expense Limitation Agreement – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(h)(f)(1)	Schedule A to Service Agreement – Long/Short Large-Cap

(h)(f)(2)	Form of Schedule A to Service Agreement – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(m)(2)	Schedule A to Service Plan – Mid-Cap Value, Small Growth Equity and American Funds Asset Allocation

(p)(2)	Code of Ethics – Capital Guardian Trust Company

(p)(4)	Code of Ethics – Janus Capital Management LLC

(p)(7)	Code of Ethics – Van Kampen

(p)(17)	Code of Ethics – Jennison Associates LLC

(p)(19)	Code of Ethics – Vaughan Nelson Investment Management, L.P.

(p)(20)	Code of Ethics – Loomis, Sayles & Company, L.P.

(p)(24)	Code of Ethics – J.P. Morgan Investment Management Inc.

(p)(26)	Code of Ethics – Lord, Abbett & Co. LLC

(p)(27)	Code of Ethics – Western Asset Management Company and certain affiliated entities